Revenue (Tables)	12 Months Ended
Aug. 31, 2019
Revenue [Abstract]
Contract assets and liabilities
	Contract	Contract
	Assets	Liabilities
September 1, 2017	59	235
Increase in contract assets from revenue recognized during the period	198	-
Contract assets transferred to trade receivables	(118)	-
Contract terminations transferred to trade receivables	(4)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(225)
Increase in contract liabilities during the period	-	234
August 31, 2018	135	244
Increase in contract assets from revenue recognized during the period	179	-
Contract assets transferred to trade receivables	(145)	-
Contract terminations transferred to trade receivables	(11)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(236)
Increase in contract liabilities during the period	-	230
August 31, 2019	158	238

Schedule of contract assets and liabilities

	Contract	Contract
	Assets	Liabilities
Current	103	226
Long-term	32	18
Balance as at September 1, 2018	135	244
Current	106	223
Long-term	52	15
Balance as at August 31, 2019	158	238

Deferred commission costs assets
September 1, 2017	57
Additions to deferred commission cost assets	70
Amortization recognized on deferred commission cost assets	(52)
August 31, 2018	75
Additions to deferred commission cost assets	85
Amortization recognized on deferred commission cost assets	(66)
August 31, 2019	94

Current	50
Long-term	25
Balance as at September 1, 2018	75
Current	59
Long-term	35
Balance as at August 31, 2019	94

Disaggregation of revenue

		2018
	2019	(restated, note 2)
	$	$
Services
Wireline - Consumer	3,707	3,725
Wireline - Business	593	567
Wireless	694	564
	4,994	4,856
Equipment and other
Wireless	353	337
	353	337
Intersegment eliminations	(7)	(4)
Total revenue	5,340	5,189

Remaining performance obligations
	Within	Within
	1 year	2 years	Total
	$	$	$
Wireline	2,747	1,211	3,958
Wireless	362	145	507
Total	3,109	1,356	4,465